Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Equity Income Fund, Inc.
Entity Central Index Key	0000799704
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000024716
Shareholder Report [Line Items]
Fund Name	Federated Hermes Equity Income Fund, Inc.
Class Name	Class A Shares
Trading Symbol	LEIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
AssetsNet	$ 709,780,062
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$709,780,062 Number of Investments72 Portfolio Turnover24%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.9%
International Equity Securities	2.5%
Domestic Equity Securities	95.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.6%
Consumer Services	4.3%
Consumer Discretionary	4.4%
Materials	4.4%
Utilities	6.2%
Energy	6.4%
Consumer Staples	7.2%
Information Technology	8.9%
Health Care	12.8%
Industrials	14.0%
Financials	27.8%

Material Fund Change [Text Block]
C000024718
Shareholder Report [Line Items]
Fund Name	Federated Hermes Equity Income Fund, Inc.
Class Name	Class C Shares
Trading Symbol	LEICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$92	1.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.90%
AssetsNet	$ 709,780,062
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$709,780,062 Number of Investments72 Portfolio Turnover24%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.9%
International Equity Securities	2.5%
Domestic Equity Securities	95.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.6%
Consumer Services	4.3%
Consumer Discretionary	4.4%
Materials	4.4%
Utilities	6.2%
Energy	6.4%
Consumer Staples	7.2%
Information Technology	8.9%
Health Care	12.8%
Industrials	14.0%
Financials	27.8%

Material Fund Change [Text Block]
C000024719
Shareholder Report [Line Items]
Fund Name	Federated Hermes Equity Income Fund, Inc.
Class Name	Class F Shares
Trading Symbol	LFEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$67	1.38%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.38%
AssetsNet	$ 709,780,062
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$709,780,062 Number of Investments72 Portfolio Turnover24%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.9%
International Equity Securities	2.5%
Domestic Equity Securities	95.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.6%
Consumer Services	4.3%
Consumer Discretionary	4.4%
Materials	4.4%
Utilities	6.2%
Energy	6.4%
Consumer Staples	7.2%
Information Technology	8.9%
Health Care	12.8%
Industrials	14.0%
Financials	27.8%

Material Fund Change [Text Block]
C000114966
Shareholder Report [Line Items]
Fund Name	Federated Hermes Equity Income Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	LEISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 709,780,062
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$709,780,062 Number of Investments72 Portfolio Turnover24%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.9%
International Equity Securities	2.5%
Domestic Equity Securities	95.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.6%
Consumer Services	4.3%
Consumer Discretionary	4.4%
Materials	4.4%
Utilities	6.2%
Energy	6.4%
Consumer Staples	7.2%
Information Technology	8.9%
Health Care	12.8%
Industrials	14.0%
Financials	27.8%

Material Fund Change [Text Block]
C000123387
Shareholder Report [Line Items]
Fund Name	Federated Hermes Equity Income Fund, Inc.
Class Name	Class R Shares
Trading Symbol	FDERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$65	1.34%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.34%
AssetsNet	$ 709,780,062
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$709,780,062 Number of Investments72 Portfolio Turnover24%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.9%
International Equity Securities	2.5%
Domestic Equity Securities	95.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.6%
Consumer Services	4.3%
Consumer Discretionary	4.4%
Materials	4.4%
Utilities	6.2%
Energy	6.4%
Consumer Staples	7.2%
Information Technology	8.9%
Health Care	12.8%
Industrials	14.0%
Financials	27.8%

Material Fund Change [Text Block]